Other Financial Assets - Schedule of Other Trade Deposits and Loans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Trade Deposits With No Significant Increase In Credit Risk [Member]
Disclosure of financial assets [line items]
Gross Amounts of Trade deposits and loans	$ 8	$ 6
Provision for expected credit loss allowance financial assets	0	0
Net Amounts of Trade deposits and loans	8	6
Other Trade Deposits With Significant Increase In Credit Risk [Member] | Not past due [Member]
Disclosure of financial assets [line items]
Gross Amounts of Trade deposits and loans	1	7
Provision for expected credit loss allowance financial assets	(1)	(5)
Net Amounts of Trade deposits and loans	0	2
Other Trade Deposits With Significant Increase In Credit Risk [Member] | Past due [Member]
Disclosure of financial assets [line items]
Gross Amounts of Trade deposits and loans	11	10
Provision for expected credit loss allowance financial assets	(11)	(10)
Net Amounts of Trade deposits and loans	0	0
Trade deposits and loans [member]
Disclosure of financial assets [line items]
Gross Amounts of Trade deposits and loans	20	23
Provision for expected credit loss allowance financial assets	(12)	(15)
Net Amounts of Trade deposits and loans	$ 8	$ 8